Shareholders' Equity (Details) (KRW)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Common shares	Dec. 31, 2013 Non-voting preferred shares	Dec. 31, 2013 Non-voting preferred shares Minimum	Dec. 31, 2013 Non-voting preferred shares Maximum
Shareholders Equity
Common shares and non-voting preferred shares, authorized	40,000,000
Shares, par value (in Korean Won per share)			500	500
Preferred shares, shares authorized (in shares)	2,000,000	2,000,000				2,000,000
Non-voting preferred shares, dividends (as a percent)					1.00%	15.00%
Common shares, shares issued (in shares)	6,948,900	6,948,900
Common shares, shares outstanding (in shares)	6,948,900	6,948,900